Derivative Financial Instruments - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[2]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Change in fair value of cash flow hedges	[1]	€ (23)	€ (3)
Forward currency sales in US dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		3,615
Derivative financial liabilities		77
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		1,000
Derivative financial liabilities		25
Change in fair value of cash flow hedges		0
Cross Currency Swap, Expiring 2029
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		870
Cross Currency Swap, Expiring 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount		870
Cross Currency Swap
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial assets		5
Change in fair value of cash flow hedges		18
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		12,808
Notional amount | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		1,476
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		7,723
Notional amount | Forward currency sales in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure	[3]	6,007
Notional amount | Forward currency sales in Pound sterling | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		601
Notional amount | Forward currency sales in Japanese yen | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		303
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		3,609
Notional amount | Forward currency purchases in Singapore dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		1,289
Notional amount | Forward currency purchases in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure	[4]	1,094
Notional amount | Forward Currency Purchases In Hungarian florint | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		639
Notional amount | Cross Currency Seller Swaps In US Dollar | 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure	[5]	1,476
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		137
Fair value | Cross Currency Seller Swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		5
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		176
Fair value | Forward currency sales in US dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		148
Fair value | Forward currency sales in Pound sterling | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		7
Fair value | Forward currency sales in Japanese yen | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		9
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		(44)
Fair value | Forward currency purchases in Singapore dollar | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		(14)
Fair value | Forward currency purchases in US dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		(33)
Fair value | Forward Currency Purchases In Hungarian florint | 2025
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		7
Fair value | Cross Currency Seller Swaps In US Dollar | 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative Financial Instruments To Manage Financial Exposure		€ 5

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Includes forward sales with a notional amount of $3,615 million expiring in 2025, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2025, the fair value of these forward contracts represented an asset of €77 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
[4]	Includes forward purchases with a notional amount of $1,000 million expiring in 2025, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of these contracts represented a liability of €25 million, with €0 million credited to Other comprehensive income to recognize the hedging cost.
[5]	Comprises two cross currency swaps, (i) with a notional amount of $870 million, pay 4.16% receive EUR 2.50%, expiring 2029 and (ii) with a notional amount of $870 million, pay 4.53% receive EUR 3.00%, expiring 2032, designated as a fair value hedge of the exposure of an equivalent amount of cash & cash equivalents to fluctuations in the EUR/USD spot rate. As of June 30, 2025, the fair value of the swaps was an asset of €5 million, with €18 million debited to Other comprehensive income under the cost of hedging accounting treatment.